ACCOUNTS AND BILLS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS AND BILLS RECEIVABLE, NET
Accounts receivable	$ 189,107	$ 239,624
Less: allowance for doubtful accounts	(22,762)	(22,593)
Accounts receivable, net	166,345	217,031
Bills receivable	2,641	7,102
Bills receivable endorsed to suppliers with recourse for the settlement of purchases	48,044	36,006
Total bills receivable	50,685	43,108
Accounts and bills receivable	217,030	260,139
Carrying value of accounts receivable, which is kept as a security for borrowings	160,287	157,276
Movement of allowance for doubtful accounts
Balance at beginning of the year	22,593	20,057
Charged during the year	169	2,536
Balance at end of the year	22,762	22,593
Allowances against bills receivable secured by issuing banks	$ 0